Transactions and Balances with Related Parties (Details) - Schedule of Balances with Related Parties - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Key management personnel [Member]
Transactions and Balances with Related Parties (Details) - Schedule of Balances with Related Parties [Line Items]
Current liabilities	$ 70	$ 447
Other related parties [Member]
Transactions and Balances with Related Parties (Details) - Schedule of Balances with Related Parties [Line Items]
Current liabilities	$ 55